Sale of Management & Consolidation/Deconsolidation of Navios Containers	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Sale of Management & Consolidation/Deconsolidation of Navios Containers

NOTE 3: SALE OF MANAGEMENT & CONSOLIDATION/DECONSOLIDATION OF NAVIOS CONTAINERS

Sale of Management

In August 2019, Navios Holdings sold its ship management division, the general partnership interests in Navios Partners (except for the incentive distribution rights) and Navios Containers GP LLC (the “Transaction”) to NSM. NSM is affiliated with the Company’s Chairwoman and Chief Executive Officer, Angeliki Frangou. The Company received aggregate consideration of $20,000 (including assumption of liabilities). For information on the Transaction, see Note 16 “Transactions with Related Parties” in the consolidated financial statements.

As a result of the Transaction the Company is a holding company owning dry bulk vessels and various investments in entities owning maritime and infrastructure assets. NSM owns all entities providing ship management services and employs all associated personnel. NSM owns the general partner interests in Navios Containers and Navios Partners. The Company deconsolidated Navios Containers starting on August 30, 2019.

The Company simultaneously entered into a secured credit facility with NSM whereby the Company agreed to repay NSM a loan of $141,795 (including post-closing adjustments). For information on the NSM Loan, see Note 16 “Transactions with Related Parties” in the consolidated financial statements.

The difference between the carrying value of the identifiable net liabilities sold as of August 30, 2019 and the loan payable to NSM assumed by Navios Holdings, and the sale proceeds, net of expenses, resulted in a gain on sale of $9,802. The gain on sale was calculated as follows:

Proceeds received:
Cash consideration	3,000
Less: Transaction fees	$(1,088)
1,912
Carrying value of assets and liabilities:
Net liabilities derecognized	158,795
Loan payable to NSM assumed	(141,795)
Book value of general partner interest in Navios Partners	(3,212)
Book value of Other fixed assets	(6,213)
Lease liability, net	315
7,890
Gain on sale	$9,802

Consolidation/ Deconsolidation of Navios Containers

Navios Maritime Containers Inc. was incorporated in the Republic of the Marshall Islands on April 28, 2017 and on November 30, 2018, was converted into a limited partnership. In connection with the conversion, Navios Maritime Containers GP LLC, a Republic of the Marshall Islands limited liability company and wholly-owned subsidiary of Navios Holdings, was admitted as Navios Containers’ general partner. As of that date, as a result of holding the general partner interest which had the power to govern the financial and operating policies of Navios Containers, Navios Holdings obtained control over Navios Containers and consequently the results of operations of Navios Containers were consolidated under Navios Holdings.

Following the sale of Navios Containers’ general partnership interest effected on August 30, 2019, and the sale of the management division, Navios Holdings deconsolidated Navios Containers starting on August 30, 2019, in accordance with ASC 810. As a result, since August 30, 2019, Navios Containers was not a controlled subsidiary of the Company and the investment in Navios Containers was accounted for under the equity method due to significant influence the Company has over Navios Containers.

The difference between the carrying value of Navios Containers’ identifiable net assets and noncontrolling interest derecognized as of August 30, 2019 amounted to $57,999. The loss from the remeasurement of Navios Holdings’ interest in Navios Containers to its fair value of $2,527 amounted to $3,742 and is presented under the caption “Loss on loss of control” in the consolidated statements of comprehensive income/(loss). The fair value of the 1,263,276 shares of Navios Containers owned by Navios Holdings was determined by using the closing share price of $2.00 as of that date.

Amounts recorded in respect of discontinued operations in the year ended December 31, 2019 is as follows:

Period from January 1 to August 30, 2019
Revenue	$89,925
Time charter, voyage and port terminal expenses	(3,976)
Direct vessel expenses	(44,088)
General and administrative expenses	(6,706)
Depreciation and amortization	(22,858)
Interest expense and finance cost	(10,519)
Other expense, net	(5,896)
Net (loss)/income from discontinued operations	$(4,118)
Less: Net loss/(income) attributable to the noncontrolling interest	$3,968
Net (loss)/income attributable to Navios Holdings common stockholders	$(150)